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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/13

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2013

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–126.89%(a)(b)

Aerospace & Defense–2.83%

CAMP International Holding Co., First Lien Term Loan	5.25%	05/31/19	$1,038	$1,046,212
DAE Aviation Holdings, Inc.,
Term Loan B-1	6.25%	11/02/18	2,382	2,405,661
Term Loan B-2	6.25%	11/02/18	1,080	1,090,566
IAP Worldwide Services, Term Loan (c)	0.00%	12/31/15	5,669	2,026,491
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19	265	265,799
First Lien Term Loan	4.75%	10/25/19	3,123	3,136,433
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	1,041	1,037,577
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	2,893	2,905,679
Sequa Corp., Term Loan	5.25%	06/19/17	3,356	3,324,746
Transdigm Inc., Term Loan C	3.75%	02/28/20	9,287	9,354,075
				26,593,239

Air Transport–1.24%

American Airlines, Inc., Term Loan B	4.75%	06/27/19	3,328	3,357,447
Delta Air Lines, Inc.,
Revolver Loan (d)	0.00%	04/20/16	7,316	6,974,148
Revolver Loan (d)	0.00%	10/18/17	1,076	1,005,890
United Continental Holdings, Inc. , Term Loan B	4.00%	04/01/19	307	308,929
				11,646,414

Automotive–5.60%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	924	937,666
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1	5.00%	04/27/18	815	823,632
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $1,263,546)	10.50%	04/29/19	1,268	1,293,633
Second Lien Term Loan (Acquired 05/04/12-10/08/13; Cost $413,729)	10.50%	04/29/19	415	423,579
Term Loan B-1	5.00%	04/27/18	627	633,578
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	1,696	1,675,155
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,844	2,857,980
CWGS Group, LLC, Term Loan (e)	—	02/20/20	4,019	4,024,351
Federal-Mogul Corp.,
Term Loan B	2.11%	12/29/14	9,123	9,027,012
Term Loan C	2.11%	12/28/15	4,729	4,679,633
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,088	3,125,632
KAR Auction Services, Inc., Term Loan	3.75%	05/19/17	1,940	1,952,577
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	2,262	2,294,277
Keystone Automotive Operations, Inc., First Lien Term Loan	7.00%	08/15/19	1,502	1,525,596
Metaldyne, LLC, Term Loan	5.00%	12/18/18	2,831	2,854,852
TI Group Automotive Systems, L.L.C., Term Loan	5.50%	03/28/19	6,186	6,248,191
Tower Automotive Holdings USA, LLC, Term Loan	4.75%	04/23/20	3,936	3,977,412
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	3,254	3,225,797
Second Lien Term Loan	9.75%	10/09/19	1,117	1,111,856
				52,692,409

Beverage and Tobacco–0.50%

DS Waters of America, Inc., Term Loan B (Acquired 09/03/13; Cost $1,583,292)	5.25%	08/31/20	1,599	1,611,725
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,143	3,111,971
				4,723,696

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Building & Development–3.87%

Axia Inc.,
PIK Second Lien Term Loan A (Acquired 05/30/08-09/30/13; Cost $3,160,149)(f)(g)	5.00%	03/11/16	$1,210	$1,209,566
Revolver Loan (Acquired 02/21/11; Cost $2,062,007)(d)(f)	0.00%	03/11/16	2,062	2,062,007
Second Lien Term Loan B (Acquired 05/30/08; Cost $5,515,342)(f)	5.00%	03/12/16	1,918	1,917,812
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	2,848	2,947,543
Term Loan B-1	4.00%	04/10/19	1,404	1,414,189
HD Supply Inc., Term Loan	4.50%	10/12/17	4,256	4,288,189
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan (Acquired 07/19/10-01/29/13; Cost $200,464) (g)	5.00%	02/28/17	200	71,165
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan (Aquired 07/17/12; Cost $16,242) (d)(g)	0.00%	02/28/17	16	5,766
Nortek, Inc., Term Loan	5.25%	04/26/17	787	791,599
Quikrete Holdings, Inc.,
First Lien Term Loan	4.00%	09/28/20	5,411	5,444,977
Second Lien Term Loan	7.00%	03/26/21	1,062	1,092,409
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,146	2,150,040
Realogy Corp.,
Synthetic LOC	4.42%	10/10/16	29	29,750
Term Loan B	4.50%	03/05/20	10,054	10,173,494
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,090	1,097,700
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $1,717,928)	6.00%	02/15/17	1,730	1,738,895
				36,435,101

Business Equipment & Services–11.90%

Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/18/18	573	581,813
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	14,404	14,426,556
Incremental Term Loan B-2	3.50%	07/08/20	13,088	12,886,315
Audio Visual Services Group, Inc., First Lien Term Loan (Acquired 11/09/12; Cost $2,983,292)	6.75%	11/09/18	3,034	3,086,721
Brock Holdings III, Inc., First Lien Term Loan	6.01%	03/16/17	283	284,425
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	999	1,024,240
Catalina Marketing Corp., Term Loan B	5.25%	10/12/20	2,513	2,540,462
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,083	2,079,733
Second Lien Term Loan	8.75%	12/21/20	731	730,255
Duff & Phelps Corp., Term Loan	4.50%	04/23/20	407	407,283
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	5,997	6,108,986
First Data Corp.,
Term Loan	4.17%	03/24/17	2,618	2,628,104
Term Loan	4.17%	03/23/18	14,135	14,189,643
FS Funding A/S (Denmark), Term Loan B12	3.75%	04/30/18	729	732,406
Garda World Security Corp. (Canada),
Delayed Draw Term Loan B (e)	—	11/06/20	151	151,691
Term Loan B (e)	—	11/06/20	589	592,972
Genesys Telecom Holdings, U.S., Inc.,
Delayed Draw Term Loan (e)	—	11/13/20	1,480	1,479,624
Term Loan (e)	—	11/13/20	740	739,812
Helios Holding, Inc., First Lien Term Loan	6.50%	07/13/18	2,994	3,012,491
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,466	2,494,002
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	992	998,434
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	5,688	5,730,308
Second Lien Term Loan	9.75%	04/30/20	1,121	1,160,358
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	4,295	4,473,679
MCS AMS Sub-Holdings LLC, Term Loan B	7.00%	10/15/19	841	816,407
MEI, Inc., Term Loan	5.00%	08/21/20	1,477	1,485,924

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

Pacific Industrial Services US FinCo LLC,
Term Loan B	5.00%	10/02/18	$3,892	$3,945,713
Second Lien Term Loan	8.75%	04/02/19	1,521	1,556,953
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	2,000	2,013,750
Servicemaster Co., The,
Synthetic LOC	4.52%	01/31/17	2,024	1,955,251
Term Loan B	4.42%	01/31/17	1,628	1,613,130
Term Loan C	4.25%	01/31/17	6,677	6,593,977
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	2,035	2,050,779
Second Lien Term Loan	8.75%	04/30/19	311	315,583
SunGard Data Systems Inc.,
Term Loan C	3.92%	02/28/17	213	214,319
Term Loan D	4.50%	01/31/20	1,399	1,408,775
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,571	1,584,653
Second Lien Term Loan	9.00%	08/14/20	124	125,969
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,182	1,186,433
West Corp., Revolver Loan (d)	0.00%	01/15/16	2,633	2,553,825
				111,961,754

Cable & Satellite Television–2.24%

Cequel Communications, LLC, Term Loan	3.50%	02/14/19	1,500	1,504,131
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	1,692	1,672,807
Ion Media Networks, Inc., Term Loan (Acquired 02/15/13-03/26/13; Cost $2,347,636)	8.25%	07/24/18	2,360	2,371,646
MCC Iowa , Term Loan D-2	1.88%	01/31/15	1,877	1,872,472
Mediacom Illinois LLC,
Term Loan C	1.63%	01/30/15	2,238	2,233,446
Term Loan E	4.50%	10/23/17	1,532	1,538,796
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	3,862	3,868,367
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,949	5,992,481
				21,054,146

Chemicals & Plastics–7.29%

Allnex & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	410	422,101
Term Loan B-1	4.50%	10/03/19	639	643,343
Term Loan B-2	4.50%	10/03/19	332	333,800
Arysta LifeScience SPC, LLC,
First Lien Term Loan	8.25%	11/30/20	5,831	5,876,733
Second Lien Term Loan	4.50%	05/29/20	960	980,444
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	5,172	4,942,588
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/01/20	8,358	8,435,475
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $1,741,975)	6.75%	05/18/18	1,755	1,768,247
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,674	1,681,999
Huntsman International LLC, Incremental Term Loan (e)	—	10/15/20	11,416	11,449,377
Ineos Holdings Ltd., Term Loan	4.00%	05/04/18	5,378	5,397,988
MacDermid, Inc., First Lien Term Loan B	4.00%	06/08/20	1,994	2,009,382
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,924	1,938,125
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,050	1,054,831
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,189	3,213,317
Second Lien Term Loan	8.25%	07/15/20	1,440	1,469,997
PQ Corp., Term Loan	4.50%	08/07/17	7,573	7,656,380
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,098	1,099,025
Univar Inc., Term Loan B	5.00%	06/30/17	5,564	5,487,921
WNA Holdings, Inc.,
Second Lien Term Loan	8.50%	12/07/20	594	601,371

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Term Loan	4.53%	06/07/20	$1,352	$1,363,840
Term Loan	4.53%	06/07/20	734	740,851
				68,567,135

Conglomerates–0.69%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/28/20	1,203	1,209,542
Term Loan B2	4.25%	08/28/20	118	119,099
Term Loan B3	4.25%	08/28/20	366	367,900
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	2,727	2,727,268
RGIS Services, LLC,
Term Loan	2.75%	04/30/14	911	908,250
Term Loan C	5.50%	10/18/17	707	698,468
Spectrum Brands, Inc., Term Loan C	3.50%	09/04/19	500	502,779
				6,533,306

Containers & Glass Products–2.89%

Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	2,567	2,597,156
Second Lien Term Loan	8.75%	04/02/20	934	958,076
BWAY Holding Co., Term Loan	4.50%	08/07/17	2,414	2,432,214
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,318	1,328,867
Exopack Holdings S.A., Term Loan B	5.25%	05/08/19	1,585	1,610,877
Hoffmaster Group, Inc.,
First Lien Term Loan	6.50%	01/03/18	2,267	2,269,778
Second Lien Term Loan (Acquired 12/29/11; Cost $985,433)	11.00%	01/03/19	1,000	1,005,000
Pact Group (USA), Inc., Term Loan	3.75%	05/29/20	4,241	4,217,012
Pertus Sechzehnte GmbH, (Germany)
Term Loan B2A	4.54%	12/14/16	2,022	2,025,774
Term Loan C2A	4.79%	06/14/17	2,022	2,025,775
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	549	554,209
Second Lien Term Loan	8.50%	04/23/20	635	654,223
Reynolds Group Holdings Inc., Revolver Loan (d)	0.00%	11/05/14	5,534	5,530,709
				27,209,670

Cosmetics & Toiletries–0.18%

Marietta Intermediate Holding Corp., PIK First Lien Term Loan B (g)	7.00%	02/19/15	1,691	1,682,934

Drugs–0.62%

Grifols, Inc., Term Loan B	4.25%	06/01/17	491	495,079
Harlan Laboratories, Inc., Term Loan	3.77%	07/11/14	3,585	3,256,401
Medpace Intermediateco, Inc., Term Loan B (Acquired 06/21/11-04/22/13; Cost $2,079,667)	5.25%	06/16/17	2,095	2,094,869
				5,846,349

Ecological Services & Equipment–0.17%

ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	1,632	1,642,144

Electronics & Electrical–7.60%

Active Network, Inc., First Lien Term Loan (e)	—	11/15/20	462	464,113
Blackboard Inc., Term Loan B3	4.75%	10/04/18	8,170	8,246,984
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,795	1,807,837
DEI Sales, Inc., Term Loan	5.75%	07/13/17	2,668	2,646,217
Dell International LLC, Term Loan C	3.75%	10/29/18	13,004	12,990,951
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	3,785	3,805,005
DG FastChannel, Inc., Term Loan	7.25%	07/26/18	3,346	3,365,679

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Freescale Semiconductor, Inc.,
Term Loan B-4	5.00%	02/28/20	$12,051	$12,203,074
Term Loan B-5	5.00%	01/15/21	4,110	4,161,925
Infor (US), Inc.,
Term Loan B-2	5.25%	04/05/18	180	181,280
Term Loan B-3	3.75%	06/03/20	1,186	1,187,423
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	3,908	3,922,664
Oberthur Technologies of America Corp., Term Loan B-2	5.75%	10/18/19	1,122	1,135,186
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	4,508	4,558,711
Second Lien Term Loan	11.25%	12/20/19	763	795,763
Ship Luxco 3 S.a.r.l., (Luxembourg)
Term Loan (e)	—	10/14/19	993	1,000,783
Term Loan B2A-II	5.25%	11/29/19	963	973,522
Term Loan C2	4.75%	11/29/19	1,872	1,886,130
Sophia, L.P., Term Loan B	4.50%	07/19/18	2,785	2,811,038
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	2,653	2,679,440
Wesco Distribution, Inc., Term Loan B-1	4.50%	12/12/19	715	717,843
				71,541,568

Equipment Leasing–0.23%

Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,155	2,162,089

Financial Intermediaries–3.76%

Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B2	4.75%	04/02/20	1,156	1,159,074
GEO Group, Inc., Term Loan	3.25%	04/03/20	553	556,456
iPayment Inc., Term Loan	6.75%	05/08/17	4,922	4,787,720
LPL Holdings, Inc., Incremental Term Loan B	3.25%	03/29/19	149	149,385
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	6,594	6,650,075
Nuveen Investments, Inc., First Lien Term Loan B	4.16%	05/15/17	14,252	14,123,506
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10; Cost $43,620)	6.17%	12/10/15	74	58,829
Term Loan	6.92%	12/10/15	3,411	3,047,248
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	1,966	1,971,649
Second Lien Term Loan	11.00%	06/27/18	2,358	2,394,318
VFH Parent LLC, Term Loan	5.75%	11/06/19	462	464,931
				35,363,191

Food & Drug Retailers–1.12%

Rite Aid Corp.,
Second Lien Term Loan	5.75%	08/21/20	1,716	1,764,713
Term Loan 6	4.00%	02/21/20	622	627,463
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	4,633	4,549,710
SuperValu Inc., Term Loan	5.00%	03/21/19	3,598	3,621,677
				10,563,563

Food Products–4.21%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	6,839	6,818,202
Second Lien Term Loan	9.50%	10/10/17	728	723,049
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,023	2,851,675
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	4,503	4,527,322
Del Monte Corp., Term Loan	4.00%	03/08/18	2,393	2,406,302
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,014	5,047,284
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18	7,110	6,896,932
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/20	3,471	3,466,282
Term Loan	3.75%	05/25/18	3,297	3,299,108

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Products–(continued)

New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	$997	$1,028,438
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	2,538	2,540,021
				39,604,615

Food Service–3.32%

Aramark Corp., Term Loan D	4.00%	09/09/19	3,568	3,588,577
ARG IH Corp., Term Loan B (e)	—	11/15/20	456	459,208
Focus Brands Inc., First Lien Term Loan	4.25%	02/21/18	529	527,672
Landry’s, Inc., Term Loan B	4.00%	04/24/18	207	208,011
Restaurant Holding Co., LLC, Term Loan	9.00%	02/17/17	2,324	2,173,189
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,029	1,029,545
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	9,330	9,376,542
Weight Watchers International, Inc., Term Loan B-2	3.75%	04/02/20	16,097	13,908,963
				31,271,707

Forest Products–0.11%

Xerium Technologies, Inc., Term Loan	5.75%	05/17/19	1,077	1,085,773

Healthcare–10.06%

Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	427	430,920
Incremental Term Loan B-2	4.25%	06/30/17	2,445	2,466,196
Term Loan B	4.25%	06/30/17	1,423	1,435,433
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	11,782	11,850,235
ATI Holdings, Inc., Term Loan	5.75%	12/21/19	1,205	1,216,554
Biomet, Inc., Term Loan B2	3.69%	07/25/17	10,879	10,981,819
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	6,933	7,024,126
Community Health Systems, Inc., Term Loan	3.74%	01/25/17	359	361,390
DaVita Inc., Term Loan B	4.50%	10/20/16	745	750,951
DJO Finance LLC, Term Loan B	4.75%	09/15/17	7,242	7,329,012
Drumm Investors LLC, Term Loan	5.00%	05/04/18	2,687	2,626,194
HCA, Inc., Term Loan B-5	3.00%	03/31/17	4,485	4,493,863
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	1,789	1,791,564
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	5,882	5,893,205
Kinetic Concepts, Inc., Term Loan D-1	4.50%	05/04/18	18,203	18,426,411
Surgical Care Affiliates, LLC,
Revolver Loan B (d)	0.00%	06/30/16	3,000	2,983,800
Term Loan B	4.25%	12/29/17	6,017	6,033,601
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	2,732	2,609,409
Term Loan	4.75%	05/02/18	4,131	4,073,113
Western Dental Services, Inc., Term Loan	8.25%	11/01/18	1,922	1,936,805
				94,714,601

Home Furnishings–0.21%

Britax Group Ltd., Term Loan	4.50%	10/15/20	475	478,261
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	1,463	1,471,812
				1,950,073

Industrial Equipment–3.45%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	679	687,570
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	2,007	2,015,818
Crosby US Acquisition Corp.,
First Lien Term Loan (e)	—	11/23/20	3,850	3,862,492
Second Lien Term Loan (e)	—	11/22/21	924	942,143
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	3,180	3,213,982
Filtration Group Corp.,
First Lien Term Loan (e)	—	11/21/20	982	991,922

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–(continued)

Second Lien Term Loan (e)	—	11/21/21	$475	$485,438
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	2,889	2,880,115
Generac Power System, Inc., Term Loan B	3.50%	05/31/20	2,274	2,279,234
Grede LLC, Term Loan B	4.50%	05/02/18	4,174	4,197,203
Milacron LLC, Term Loan	4.25%	03/30/20	1,636	1,635,325
MX Holdings US, Inc., Term Loan B-1	4.50%	08/14/20	2,335	2,354,630
QS0001 Corp., First Lien Term Loan	4.25%	11/09/18	1,797	1,807,309
Rexnord LLC/RBS Global, Inc., Term Loan B	4.00%	08/21/20	4,927	4,935,543
Unifrax Holding Co., Term Loan	4.25%	11/28/18	150	150,706
				32,439,430

Insurance–0.46%

Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	1,901	1,882,027
Second Lien Term Loan	8.25%	10/16/20	1,270	1,252,335
USI Inc., Term Loan	5.00%	12/27/19	1,188	1,194,058
				4,328,420

Leisure Goods, Activities & Movies–3.77%

24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	6,304	6,376,378
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	12,919	13,069,091
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	1,077	1,077,796
Equinox Holdings Inc., First Lien Term Loan	4.50%	01/31/20	1,069	1,077,114
Fender Musical Instruments Corp., Term Loan	5.75%	04/03/19	555	562,421
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	1,123	1,124,095
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/17/20	4,399	4,416,704
Merlin Entertainments Group Luxembourg 2 S.a.r.l. (Luxembourg), Term Loan B-1	3.43%	07/03/19	3,264	3,284,807
Sabre Inc., Term Loan B	5.25%	02/19/19	455	458,335
SRAM, LLC, First Lien Term Loan	4.00%	04/10/20	584	583,857
US FinCo LLC, Term Loan B	4.00%	05/29/20	848	849,229
Zuffa, LLC, Term Loan	4.50%	02/25/20	2,620	2,646,333
				35,526,160

Lodging & Casinos–8.74%

Bally Technologies, Inc., Term Loan B (e)	—	11/25/20	9,553	9,628,858
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	225	226,291
Cannery Casino Resorts, LLC,
First Lien Term Loan	6.00%	10/02/18	3,761	3,712,165
Second Lien Term Loan	10.00%	10/02/19	715	660,170
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,403	2,436,967
Four Seasons Holdings Inc., (Canada)
First Lien Term Loan	4.25%	06/27/20	720	724,786
Second Lien Term Loan	6.25%	12/28/20	1,310	1,347,706
Golden Nugget, Inc.,
Delayed Draw Term Loan (e)	—	11/21/19	416	420,426
Term Loan B (e)	—	11/21/19	971	980,995
Great Wolf Resorts, Inc., Term Loan B	4.50%	08/06/20	1,870	1,878,279
Harrah’s Operating Co., Inc.,
Incremental Term Loan B4	9.50%	10/31/16	481	483,707
Term Loan B-5	4.49%	01/26/18	8,328	7,824,506
Hilton Worldwide Finance, LLC, Term Loan B	4.00%	10/26/20	30,893	31,028,393
Pinnacle Entertainment, Inc., Term Loan B-1	3.75%	08/15/16	983	986,394
Scientific Games International, Inc., Term Loan	4.25%	10/18/20	13,315	13,344,904
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	3,391	3,436,299
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	2,835	2,828,243

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

Second Lien Term Loan (Acquired 08/27/13; Cost $260,856)	8.75%	08/20/20	$263	$264,058
				82,213,147

Nonferrous Metals & Minerals–1.57%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,173	3,124,073
Arch Coal, Inc., Term Loan	5.75%	05/16/18	5,803	5,680,295
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,497	4,215,567
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	1,750	1,718,062
				14,737,997

Oil & Gas–7.80%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	29	29,466
Atlas Energy, L.P., Term Loan (Acquire 07/22/13; Cost $1,336,932)	6.50%	07/31/19	1,350	1,383,589
Azure Midstream Energy LLC, Term Loan (e)	—	11/12/18	1,754	1,766,316
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	3,519	3,572,065
Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $6,929,994)	5.25%	10/31/17	6,907	6,976,539
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	10,763	11,004,523
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,029	1,039,541
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	747	770,390
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	8,032	8,213,114
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,458	1,465,638
EXCO Resources, Inc., Term Loan (Acquired 08/28/13; Cost $3,736,254)	5.00%	08/19/19	3,772	3,781,777
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/18	1,671	1,684,815
Second Lien Term Loan	8.38%	09/30/20	3,042	3,108,825
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $881,606)	4.50%	05/02/16	882	886,014
HGIM Corp., Term Loan B	5.50%	06/18/20	3,838	3,862,233
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	5,001	4,655,534
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $1,474,236)	7.00%	11/02/15	1,443	1,449,994
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	1,240	1,252,762
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	4,181	4,203,647
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	3,081	3,114,081
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	2,361	2,370,163
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,259	3,268,786
WildHorse Resources, LLC, Term Loan (Acquired 06/13/13; Cost $3,490,105)	7.50%	12/13/18	3,523	3,522,719
				73,382,531

Publishing–4.94%

Cenveo Corp., Term Loan B	6.25%	02/13/17	6,178	6,247,619
Cygnus Business Media, Inc., PIK Term Loan (f)(g)	8.25%	06/30/14	2,949	1,658,622
Endurance Business Media, Inc., Term Loan (Acquired 12/14/10; Cost $4,545,932) (f)	6.50%	12/15/14	3,391	847,873
Getty Images, Inc.,
Revolver Loan (e)	—	10/18/17	1,295	1,107,328
Term Loan	4.75%	10/18/19	4,449	4,123,706
Harland Clarke Holdings Corp. , Term Loan B-2	5.41%	06/30/17	446	447,772
Knowledgepoint360 Group, LLC,
First Lien Term Loan (Acquired 05/18/07; Cost $445,521)	3.53%	04/14/14	446	389,831
Second Lien Term Loan (Acquired 05/21/07; Cost $1,000,000)	7.24%	04/13/15	1,000	870,000
Media General, Inc., Term Loan B	4.25%	07/31/20	3,567	3,609,263
MediMedia USA, Inc., First Lien Term Loan (Acquired 05/21/13; Cost $3,744,792)	8.00%	11/20/18	3,850	3,753,349
Merrill Communications LLC, Term Loan	7.25%	03/08/18	5,888	6,005,438
MTL Publishing LLC, Term Loan B-1	4.25%	06/29/18	3,272	3,292,057
Multi Packaging Solutions, Inc., Term Loan	4.25%	08/21/20	1,531	1,540,310
Newsday, LLC, Term Loan	3.66%	10/12/16	2,432	2,441,230
ProQuest LLC, Term Loan	6.00%	04/13/18	2,669	2,691,065
Southern Graphics Inc., Term Loan	4.25%	10/17/19	3,329	3,343,603
Tribune Co., Term Loan B	4.00%	12/31/19	3,787	3,794,693

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–(continued)

YB (USA) LLC, Term Loan A3 (c)	0.00%	04/30/14	$1,403	$312,277
				46,476,036

Radio & Television–4.42%

Clear Channel Communications, Inc.,
Term Loan B	3.81%	01/29/16	6,706	6,477,507
Term Loan D	6.91%	01/30/19	18,330	17,340,501
E.W. Scripps Co., Term Loan B (e)	—	11/26/20	827	831,178
FoxCo Acquisition Sub, LLC, Term Loan	5.50%	07/14/17	2,985	2,998,677
Gray Television, Inc., Term Loan	4.75%	10/15/19	711	715,958
Mission Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	268	269,302
Term Loan B2	3.75%	10/01/20	29	28,647
Multicultural Radio Broadcasting Inc., Term Loan	7.00%	06/05/17	722	720,877
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	168	172,478
Nexstar Broadcasting, Inc.,
Term Loan B	4.50%	12/03/19	634	636,612
Term Loan B2	3.75%	10/01/20	6	5,729
Nine Entertainment Corp.,
Term Loan B	3.75%	02/05/20	635	633,132
Term Loan B	3.25%	02/05/20	2,105	2,097,053
Raycom TV Broadcasting, LLC , Term Loan B (Acquired 06/01/11; Cost $2,593,687)	4.25%	05/31/17	2,601	2,611,153
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	1,687	1,731,885
Univision Communications Inc., Term Loan	4.50%	03/02/20	4,301	4,325,187
				41,595,876

Retailers (except Food & Drug)–6.22%

Collective Brands, Inc., Term Loan	7.25%	10/09/19	3,899	3,913,992
David’s Bridal, Inc., Term Loan (d)	0.00%	10/11/17	1,995	1,865,189
Guitar Center, Inc., Term Loan	6.25%	04/10/17	5,216	5,058,202
Hudson’s Bay Co. (Canada), First Lien Term Loan	4.75%	11/04/20	6,616	6,710,965
J. Crew Group, Inc., Term Loan B-1	4.00%	03/07/18	887	892,633
National Vision, Inc., Term Loan (Acquired 08/03/12-08/06/12; Cost $2,336,959)	7.00%	08/02/18	2,357	2,369,228
Neiman Marcus Group, Inc., Term Loan	5.00%	10/26/20	3,517	3,544,614
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	2,726	2,763,264
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	2,046	2,056,266
Savers Inc., Term Loan	5.00%	07/09/19	5,380	5,403,871
Sears Holding Corp., Term Loan	5.50%	06/30/18	13,347	13,405,398
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	6,946	6,769,275
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,185	1,108,092
Term Loan B-2	5.25%	05/25/18	517	461,371
Term Loan B-3	5.25%	05/25/18	159	141,910
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,202	2,108,182
				58,572,452

Steel–0.74%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	928	934,686
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	1,505	1,511,605
TMS International Corp., Term Loan B	4.50%	10/16/20	1,858	1,874,174
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,612	2,621,171
				6,941,636

Surface Transport–1.89%

American Petroleum Tankers Parent LLC, Term Loan	4.75%	10/02/19	1,442	1,449,028
Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $1,474,471)	3.75%	03/09/18	1,497	1,491,866

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Surface Transport–(continued)

Term Loan B-1	3.75%	03/12/18	$760	$764,586
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,105	2,110,191
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	1,833	1,841,273
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	4,970	5,051,207
U.S. Shipping Corp, Term Loan (Acquired 05/06/13; Cost $4,853,794)	9.00%	04/30/18	4,897	5,044,191
				17,752,342

Telecommunications–8.61%

Avaya Inc.,
Term Loan B-3	4.74%	10/26/17	14,178	13,612,994
Term Loan B-5	8.00%	03/30/18	4,210	4,202,245
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,115	2,113,787
Consolidated Communications, Inc.,
Incremental Term Loan 3	5.25%	12/31/18	7,519	7,580,305
Term Loan 2	4.17%	12/31/17	1,185	1,190,108
Crown Castle Operating Co., Term Loan B	3.25%	01/31/19	3,185	3,185,955
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,370	6,543,967
Global Tel*Link Corp., First Lien Term Loan (Acquired 05/24/13; Cost $3,007,284)	5.00%	05/22/20	3,021	2,968,481
Hargray Communications Group, Inc., Term Loan	4.75%	06/26/19	1,932	1,949,957
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	9,855	9,938,076
Term Loan B-III	4.00%	08/01/19	4,217	4,251,402
LTS Buyer LLC,
First Lien Term Loan B	4.50%	04/13/20	1,573	1,577,742
Second Lien Term Loan	8.00%	04/12/21	127	127,828
NTELOS Inc., Term Loan B	5.75%	11/08/19	6,029	6,073,844
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,176	3,182,297
Windstream Corp., Term Loan B-4	3.50%	01/23/20	2,631	2,639,959
Yankee Cable Acquisition, LLC, Term Loan	5.25%	03/02/20	6,833	6,874,234
Zayo Group, LLC, Term Loan	4.00%	07/02/19	3,053	3,058,866
				81,072,047

Utilities–3.64%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	1,522	1,512,721
Calpine Corp., Term Loan	4.00%	10/09/19	5,407	5,450,807
Dynegy Inc., Term Loan B-2	4.00%	04/23/20	2,571	2,581,073
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	516	519,015
First Lien Term Loan C	4.25%	12/31/19	2,315	2,328,293
LSP Madison Funding, LLC, Term Loan (Acquired 06/29/12; Cost $1,401,156)	5.50%	06/28/19	1,430	1,451,180
NSG Holdings LLC, Term Loan (Acquired 12/17/12-10/04/13; Cost $1,083,696)	4.75%	12/11/19	1,090	1,102,626
Sapphire Power Finance LLC, Term Loan B (Acquired 07/10/13; Cost $2,340,383)	6.00%	07/10/18	2,362	2,389,044
Texas Competitive Electric Holdings,
Term Loan	3.73%	10/10/14	13,107	9,459,059
Term Loan	4.73%	10/10/17	8,351	5,797,694
USIC Holding, Inc., First Lien Term Loan	4.75%	07/10/20	1,683	1,694,750
				34,286,262
Total Variable Rate Senior Loan Interests				1,194,169,813

Bonds and Notes–11.26%

Air Transport–0.12%

Continental Airlines, Inc. (h)	6.75%	09/15/15	1,110	1,150,238

Automotive–0.28%

Goodyear Tire & Rubber Company (The)	6.50%	03/01/21	1,638	1,744,470

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Schaeffler Finance BV (Germany) (h)	4.75%	05/15/21	$889	$888,082
				2,632,552

Business Equipment & Services–0.49%

ADT Corporation (The) (h)	6.25%	10/15/21	1,428	1,499,400
First Data Corporation (h)	6.75%	11/01/20	2,932	3,100,590
				4,599,990

Cable & Satellite Television–0.86%

Lynx I Corp. (h)	5.38%	04/15/21	200	205,000
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.63%	07/01/20	1,116	1,199,811
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	5,862	6,418,890
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	263	284,655
				8,108,356

Chemicals & Plastics–1.09%

Hexion US Finance Corp.	6.63%	04/15/20	8,958	9,181,950
Ineos Finance PLC (h)	8.38%	02/15/19	367	409,663
Ineos Holdings Ltd. (h)	7.50%	05/01/20	234	257,400
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	337	385,444
				10,234,457

Containers & Glass Products–1.75%

Ardagh Glass Finance PLC (Ireland) (h)	7.00%	11/15/20	1,088	1,096,160
Reynolds Group Holdings Inc.	7.88%	08/15/19	2,274	2,535,510
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,172	3,528,850
Reynolds Group Holdings Inc.	5.75%	10/15/20	9,013	9,260,857
				16,421,377

Ecological Services & Equipment–0.08%

Environmental Systems Products Holdings Inc.	16.00%	12/31/19	797	797,169

Electronics & Electrical–0.30%

Blackboard Inc. (h)	7.75%	11/15/19	2,486	2,473,570
Freescale Semiconductor, Inc. (h)	6.00%	01/15/22	332	336,980
				2,810,550

Food Products–0.06%

Chiquita Brands LLC (h)	7.88%	02/01/21	487	524,743

Forest Products–0.32%

Verso Paper Holding LLC	11.75%	01/15/19	2,868	3,004,230

Healthcare–1.38%

Accellent Inc.	8.38%	02/01/17	3,441	3,638,857
Accellent Inc.	10.00%	11/01/17	1,208	1,223,100
Biomet, Inc.	6.50%	08/01/20	704	749,760
Community Health Systems, Inc.	5.13%	08/15/18	980	1,024,100
DJO Finance LLC	8.75%	03/15/18	2,058	2,263,800
Kindred Healthcare, Inc.	8.25%	06/01/19	808	868,600
Kinetic Concepts, Inc.	10.50%	11/01/18	1,728	1,991,520
Tenet Healthcare Corp. (h)	6.00%	10/01/20	1,178	1,235,428
				12,995,165

Lodging & Casinos–0.12%

Harrah’s Operating Co., Inc.	8.50%	02/15/20	357	345,398

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

Harrah’s Operating Co., Inc.	9.00%	02/15/20	$785	$761,450
				1,106,848

Nonferrous Metals & Minerals–0.15%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,400	1,456,000

Oil & Gas–0.76%

Kinder Morgan, Inc. (h)	5.00%	02/15/21	1,268	1,274,340
NGPL PipeCo LLC (h)	9.63%	06/01/19	704	699,117
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,587	2,625,087
Tervita Corp. (Canada) (h)	8.00%	11/15/18	2,263	2,348,089
Western Refining, Inc.	6.25%	04/01/21	201	202,256
				7,148,889

Publishing–0.33%

Merrill Communications, LLC	10.00%	03/08/23	3,214	3,133,584

Radio & Television–0.57%

Sinclair Television Group, Inc. (h)	6.38%	11/01/21	777	802,252
Univision Communications Inc. (h)	6.75%	09/15/22	4,144	4,568,760
				5,371,012

Retailers (except Food & Drug)–0.28%

Claire’s Stores, Inc. (h)	9.00%	03/15/19	1,627	1,826,307
Targus Group International, Inc. (Acquired 12/16/09-12/14/11; Cost 2,327,543) (h)	10.00%	06/14/19	821	821,026
				2,647,333

Telecommunications–1.15%

Goodman Networks Inc. (h)	12.13%	07/01/18	569	605,985
Goodman Networks Inc. (h)	13.13%	07/01/18	4,520	4,791,200
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.25%	02/15/18	2,393	2,514,146
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	219	232,687
Windstream Corp.	7.50%	06/01/22	2,565	2,674,012
Windstream Corp.	6.38%	08/01/23	22	21,148
				10,839,178

Utilities–1.17%

Calpine Corp. (h)	7.50%	02/15/21	6,236	6,828,419
Calpine Corp. (h)	6.00%	01/15/22	478	493,535
Calpine Corp. (h)	7.88%	01/15/23	1	554
NRG Energy, Inc.	7.63%	05/15/19	2,303	2,458,452
NRG Energy, Inc.	6.63%	03/15/23	1,191	1,229,708
				11,010,668
Total Bonds and Notes				105,992,339

Structured Products–6.95%

Apidos Cinco CDO (Cayman Islands) (h)(i)	4.49%	05/14/20	772	729,247
Apidos CLO II (h)(i)	4.99%	12/21/18	843	825,676
Apidos CLO IX (h)(i)	6.74%	07/15/23	2,154	2,148,098
Apidos CLO X (h)(i)	6.49%	10/30/22	2,846	2,841,053
Apidos CLO XI (h)(i)	5.49%	01/17/23	3,968	3,752,139
Apidos CLO XV (h)(i)	5.00%	10/20/25	1,500	1,357,446
Apidos Quattro CDO (Cayman Islands) (h)(i)	3.84%	01/20/19	1,040	972,695
Ares XI CLO, Ltd. (h)(i)	3.25%	10/11/21	1,851	1,790,944

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

Atrium IV CDO Corp (h)	9.18%	06/08/19	$268	$271,751
Atrium X CDO (h)(i)	4.78%	07/16/25	3,196	2,867,770
Babson CLO Ltd. 2007-I (h)(i)	3.50%	01/18/21	773	695,155
Babson CLO Ltd. 2013-IIA (e)	—	01/18/25	2,631	2,357,560
Carlyle Global Market Strategies 2012-2 (Cayman Islands) (h)(i)	6.49%	07/20/23	912	904,456
Carlyle Global Market Strategies 2012-3 (Cayman Islands) (h)(i)	5.74%	10/14/24	693	664,614
Dryden Senior Loan Fund 2013-30 (Cayman Islands) (h)(i)	5.26%	10/15/25	1,053	965,956
Flagship CLO VI (h)(i)	5.01%	06/10/21	755	714,301
Flagship CLO VI (h)(i)	5.01%	06/10/21	2,565	2,425,174
Gramercy Park CLO (h)(i)	5.74%	07/17/23	4,004	3,853,111
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.84%	04/24/21	1,009	909,015
ING Investment Management CLO I, Ltd. (h)(i)	5.24%	04/15/24	2,200	2,056,415
ING Investment Management CLO III, Ltd. (h)(i)	3.75%	12/13/20	3,038	2,750,550
ING Investment Management CLO III, Ltd. (h)(i)	6.09%	10/15/22	1,026	1,008,697
ING Investment Management CLO III, Ltd. (e)(h)(i)	—	01/18/26	1,767	1,585,936
ING Investment Management CLO IV, Ltd. (h)(i)	4.49%	06/14/22	437	404,078
ING Investment Management CLO IV, Ltd. (h)(i)	5.99%	10/15/23	3,875	3,777,227
Keuka Park CLO 2013-1 (h)(i)	4.74%	10/21/24	365	327,712
KKR Financial CLO 2012-1 (h)(i)	5.75%	12/15/24	4,025	3,810,049
KKR Financial CLO 2013-1 (h)(i)	4.75%	07/15/25	2,115	1,913,927
Marine Park CLO 2012-1 (Cayman Islands) (h)(i)	6.01%	05/18/23	1,298	1,265,305
Octagon Investment Partners XVIII Ltd. (Cayman Islands) (e)(h)	—	12/16/24	2,631	2,486,584
Pacifica CDO VI, Ltd. (h)(i)	3.99%	08/15/21	1,247	1,112,945
Sierra CLO II Ltd. (i)	3.74%	01/22/21	1,829	1,583,707
Silverado CLO 2006-II Ltd. (h)(i)	4.00%	10/16/20	2,210	1,989,803
Slater Mill Loan Fund, LP (h)(i)	5.74%	08/17/22	2,085	2,005,979
Symphony CLO IX, Ltd. (h)(i)	5.25%	04/16/22	4,258	3,984,710
Symphony CLO VIII, Ltd. (h)(i)	5.99%	01/09/23	2,317	2,261,196
Total Structured Products				65,370,981

Common Stocks & Other Equity Interests–2.16%			Shares

Building & Development–1.09%

Axia Acquisition Corp. (Acquired 05/30/08; Cost $2,673,763) (f)(h)(j)			595	2,209,789
Building Materials Holding Corp. (h)(j)			923,526	5,541,156
Lake at Las Vegas Joint Venture, LLC, Class A, (Acquired 07/15/10; Cost $7,937,680) (h)(j)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B, (Acquired 07/15/10; Cost $93,970) (h)(j)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			76	0
Newhall Holding Co., LLC Class A (h)(j)			346,693	1,106,645
WCI Communities, Inc. (j)			69,585	1,353,432
				10,211,022

Business Equipment & Services–0.00%

Comdisco, Inc. (j)			7	32

Chemicals & Plastics–0.03%

Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost 0) (h)(j)			180	280,485

Conglomerates–0.11%

Euramax International, Inc. (h)(j)			4,207	1,009,704

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Cosmetics & Toiletries–0.12%

Marietta Intermediate Holding Corp. (Acquired 09/25/06; Cost $2,287,974) (h)(j)	2,023,400	$1,173,572
Marietta Intermediate Holding Corp. Wts. expiring 02/20/19 (Acquired 12/22/04; Cost $0) (h)(j)	247,917	0
		1,173,572

Ecological Services & Equipment–0.03%

Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $0) (h)(j)	9,333	270,470

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(j)	1,482	14,816
RJO Holdings Corp., Class A (h)(j)	1,142	571
RJO Holdings Corp., Class B (h)(j)	1,667	833
		16,220

Home Furnishings–0.00%

Generation Brands LLC (Acquired 01/29/10; Cost $4,862) (h)	4,863	0

Leisure Goods, Activities & Movies–0.04%

MB2 LP (Canada) (j)	27,683	383,407

Lodging & Casinos–0.35%

Twin River Worldwide Holdings, Inc., Class A (h)(j)	134,134	3,286,283

Oil & Gas–0.00%

Vitruvian Exploration LLC (h)(k)	40,110	12,033

Publishing–0.35%

Affiliated Media, Inc. (h)(j)	46,746	911,540
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (f)(h)(j)	5,882	0
Endurance Business Media, Inc. Class A (Acquired 12/14/10; Cost $6,292,167) (f)(h)(j)	8,863	0
F&W Publications, Inc., Wts. Expiring 06/09/14 (h)(j)	15,519	1,940
F&W Publications, Inc. (h)(j)	2,582	323
MC Communications, LLC (Acquired 07/02/09; Cost $0) (h)(j)	333,084	0
Merrill Communications LLC Class A (h)(j)	399,283	1,147,938
Tribune Co. Class A (l)	16,474	1,227,313
		3,289,054

Retailers (except Food & Drug)–0.04%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)	27,462	342,726

Telecommunications–0.00%

CTM Media Holdings Inc. Class B (k)	127	7,493
Total Common Stocks & Other Equity Interests		20,282,501

Preferred Stocks–0.05%

Ecological Services & Equipment–0.04%

Environmental Systems Products Holdings, Inc. (Acquired 09/12/07; Cost $53,400) (h)(j)	2,136	415,452

Financial Intermediaries–0.00%

RTS Investor Corp. (h)(j)	324	25,631

Utilities–0.01%

Genie Energy Ltd. (k)	7,632	63,117
Total Preferred Stocks		504,200

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Money Market Funds–1.45%

Liquid Assets Portfolio –Institutional Class (m)	6,844,203	$6,844,203
Premier Portfolio –Institutional Class (m)	6,844,203	6,844,203
Total Money Market Funds		13,688,406
TOTAL INVESTMENTS–148.76% (n) (Cost $1,412,218,959)		1,400,008,240
BORROWINGS–(31.56)%		(297,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(13.28)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(3.92)%		(36,881,497)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$941,126,743

Investment Abbreviations:

CDO	— Collateralized Debt Obligation
LOC	— Letter of Credit
PIK	— Payment in Kind
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(c)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at November 30, 2013 was $2,338,768, which represented less than 1% of the Trust’s Net Assets.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(e)	This variable rate interest will settle after November 30, 2013, at which time the interest rate will be determined.

(f)	Affiliated company. As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities or a company which is under common ownership or control. See Note 3.

(g)	All or a portion of this security is Payment-in-Kind.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $131,079,179, which represented 13.93% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(j)	Non-income producing securities acquired through the restructuring of senior loans.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security acquired as part of a bankruptcy restructuring.

(m)	The money market fund and the Trust are affiliated by having the same investment adviser.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Industry Concentration – To the extent that the Trust is concentrated in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended

Invesco Senior Income Trust

F.	Bank Loan Risk Disclosures – (continued)

trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

G.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful
H.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a Corporate Loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the Corporate Loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,137,884,671	$56,285,142	$1,194,169,813
Bonds & Notes	—	101,240,560	4,751,779	105,992,339
Structured Products	—	65,370,981	—	65,370,981
Equity Securities	16,339,792	13,442,821	4,692,494	34,475,107
Total Investments	$16,339,792	$1,317,939,033	$65,729,415	$1,400,008,240

Invesco Senior Income Trust

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests, Bonds and Notes and Equity Interests during the nine months ended November 30, 2013:

	Beginning Balance, as of February 28, 2013	Purchases	Sales	Accrued discounts/ premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2013
Variable Rate Senior Loan Interests	$84,334,209	$20,859,037	$(27,072,497)	$46,904	$(5,494,565)	$6,556,706	$9,997,163	$(32,941,815)	$56,285,142
Bonds & Notes	821,026	2,333,943	—	75,291	—	766,126	755,393	—	4,751,779
Equity Securities	2,706,621	—	—	—	—	408,565	1,577,308	—	4,692,494
Total	$87,861,856	$23,192,980	$(27,072,497)	$122,195	$(5,494,565)	$7,731,397	$12,329,864	$(32,941,815)	$65,729,415

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service.

Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period.

A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2013.

	Value 02/28/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/13	Interest Income
Axia Inc. - Second Lien Term Loan A	$988,516	$53,407	$—	$167,643	$—	$1,209,566	$76,443
Axia Inc. - Second Lien Term Loan B	1,639,729	—	—	278,083	—	1,917,812	73,250
Axia Inc. - Revolver Loan	1,824,876	—	—	237,131	—	2,062,007	15,751
Axia Acquisition Corp. - Common Shares	1,488,675	—	—	721,114	—	2,209,789	—
Cygnus Business Media, Inc. - Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc. - Term Loan	1,914,276	—	(944,795)	689,085	56	1,658,622	257,571
Endurance Business Media, Inc. - Common Shares	88,633	—	—	(88,633)	—	0	—
Endurance Business Media, Inc. - Term Loan	683,995	—	(28,482)	201,291	(8,931)	847,873	169,012
Total	$8,628,700	$53,407	$(973,277)	$2,205,714	$(8,875)	$9,905,669	$592,027

Invesco Senior Income Trust

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of November 30, 2013. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower		Principal Amount	Value
Axia Inc.	Revolver	$2,062,007	$2,062,007
David’s Bridal	Term Loan	1,994,854	1,865,189
Delta Air Lines, Inc.	Revolver	1,075,818	1,005,890
Delta Air Lines, Inc.	Revolver	7,314,565	6,974,148
H.J. Heinz Co.	Revolver	7,110,239	6,896,932
Lake at Las Vegas Joint Venture, LLC	Revolver	16,242	5,766
Reynolds Group Holdings Inc.	Revolver	5,534,362	5,530,709
Surgical Care Affiliates, LLC	Revolver	3,000,000	2,938,800
West Corp.	Revolver	2,632,809	2,553,825
		$30,740,896	$29,833,266

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $1,157,167,823 and $1,088,322,182, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,091,445
Aggregate unrealized (depreciation) of investment securities	(58,511,924)
Net unrealized appreciation (depreciation) of investment securities	$(25,420,479)
Cost of investments for tax purposes is $1,425,428,719.

Invesco Senior Income Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.